Financial and other investments - Schedule of financial assets (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Non-current
FVOCI debt and other investments	£ 384	£ 397
FVTPL investments	407	483
Financial assets at amortised cost	7	0
Other non-current financial assets	798	880	£ 859
Current
FVTPL investments	5,156	3,084
Financial assets at amortised cost	597	615
Other current financial assets	5,753	3,699	£ 2,605	£ 3,145
Other financial assets	6,551	4,579
Investments in short-term money market funds
Current
Other financial assets	4,725	2,668
Investments held by National Grid Partners
Current
Other financial assets	346	375
Investments in Sunrun
Current
Other financial assets	60	108
Collateral
Current
Other financial assets	506	496
Insurance company fund investments
Current
Short term investments, restricted	477	466
Specific project
Current
Short term investments, restricted	24	24
Letter of credit
Current
Short term investments, restricted	5	6
Insurance company and non-qualified plan investments
Current
Other financial assets	578	578
Cash surrender value of life insurance policies
Current
Other financial assets	238	235
Other investments
Current
Other financial assets	£ 98	£ 119